Other Assets Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Other Current Assets [Table Text Block]
Other current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Recoverable taxes	$99	$80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
	$304	$267

Schedule of Other Assets, Noncurrent [Table Text Block]	Other non-current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets	$18	$13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
	$66	$89